October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise Inc.(a)	30	$21,967
Boeing Co. (The)(a)	308	61,914
General Dynamics Corp.	96	33,110
General Electric Co.	438	135,320
HEICO Corp.	17	5,402
HEICO Corp., Class A	23	5,698
Howmet Aerospace Inc.	155	31,922
L3Harris Technologies Inc.	77	22,261
Lockheed Martin Corp.	86	42,302
Northrop Grumman Corp.	56	32,673
Rocket Lab Corp.(a)	174	10,959
RTX Corp.	549	97,997
Textron Inc.	68	5,495
TransDigm Group Inc.	22	28,787
		535,807
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	37	5,697
Expeditors International of Washington Inc.	42	5,120
FedEx Corp.	68	17,260
United Parcel Service Inc., Class B	234	22,562
		50,639
Automobile Components — 0.1%
Aptiv PLC(a)	384	31,142
Automobiles — 1.9%
Ford Motor Co.	1,695	22,255
General Motors Co.	398	27,498
Rivian Automotive Inc., Class A(a)(b)	382	5,184
Tesla Inc.(a)	1,220	557,003
		611,940
Banks — 3.5%
Bank of America Corp.	3,810	203,644
Citigroup Inc.	1,011	102,344
Citizens Financial Group Inc.	228	11,598
Fifth Third Bancorp	408	16,981
First Citizens BancShares Inc./NC, Class A	5	9,124
Huntington Bancshares Inc./Ohio	850	13,124
JPMorgan Chase & Co.	1,480	460,458
KeyCorp	600	10,554
M&T Bank Corp.	85	15,629
PNC Financial Services Group Inc. (The)	216	39,431
Regions Financial Corp.	571	13,818
Truist Financial Corp.	716	31,955
U.S. Bancorp	852	39,771
Wells Fargo & Co.	1,711	148,806
		1,117,237
Biotechnology — 0.9%
AbbVie Inc.	477	104,005
Alnylam Pharmaceuticals Inc.(a)	35	15,961
Amgen Inc.	145	43,272
Biogen Inc.(a)	40	6,171
BioMarin Pharmaceutical Inc.(a)	45	2,411
Gilead Sciences Inc.	336	40,249
Incyte Corp.(a)	41	3,833
Natera Inc.(a)	35	6,963
Neurocrine Biosciences Inc.(a)	23	3,294
Regeneron Pharmaceuticals Inc.	29	18,902
United Therapeutics Corp.(a)	11	4,900
Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	69	$29,364
		279,325
Broadline Retail — 4.2%
Amazon.com Inc.(a)	5,086	1,242,103
eBay Inc.	232	18,864
MercadoLibre Inc.(a)	23	53,527
		1,314,494
Building Products — 0.4%
Allegion PLC	36	5,968
Builders FirstSource Inc.(a)	45	5,227
Carlisle Companies Inc.	18	5,851
Carrier Global Corp.	328	19,513
Johnson Controls International PLC	284	32,487
Lennox International Inc.	13	6,565
Masco Corp.	71	4,598
Owens Corning	26	3,310
Trane Technologies PLC	96	43,070
		126,589
Capital Markets — 3.6%
Ameriprise Financial Inc.	58	26,261
Ares Management Corp., Class A	133	19,778
Bank of New York Mellon Corp. (The)	435	46,950
Blackstone Inc., NVS	434	63,642
Carlyle Group Inc. (The)	163	8,691
Cboe Global Markets Inc.	65	15,967
Charles Schwab Corp. (The)	1,026	96,978
CME Group Inc.	222	58,939
Coinbase Global Inc., Class A(a)	116	39,878
FactSet Research Systems Inc.	25	6,670
Goldman Sachs Group Inc. (The)	184	145,244
Interactive Brokers Group Inc., Class A	261	18,364
Intercontinental Exchange Inc.	359	52,518
KKR & Co. Inc.	360	42,599
LPL Financial Holdings Inc.	52	19,620
Moody's Corp.	107	51,392
Morgan Stanley	725	118,900
MSCI Inc., Class A	51	30,016
Nasdaq Inc.	299	25,562
Northern Trust Corp.	138	17,756
Raymond James Financial Inc.	137	21,738
Robinhood Markets Inc., Class A(a)	421	61,794
S&P Global Inc.	188	91,595
State Street Corp.	205	23,710
T Rowe Price Group Inc.	113	11,586
Tradeweb Markets Inc., Class A	90	9,485
		1,125,633
Chemicals — 0.0%
Solstice Advanced Materials Inc.(a)(b)	144	6,490
Commercial Services & Supplies — 0.1%
Cintas Corp.	48	8,797
Copart Inc.(a)	105	4,516
Republic Services Inc., Class A	29	6,039
Rollins Inc.	42	2,420
Veralto Corp.	30	2,960
Waste Connections Inc.	32	5,366
Waste Management Inc.	47	9,389
		39,487
Communications Equipment — 0.6%
Arista Networks Inc.(a)	367	57,872
Cisco Systems Inc.	1,391	101,696

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
F5 Inc.(a)	19	$4,808
Motorola Solutions Inc.	56	22,776
		187,152
Construction & Engineering — 0.7%
AECOM	245	32,916
EMCOR Group Inc.	83	56,090
Quanta Services Inc.	277	124,409
		213,415
Consumer Finance — 0.3%
American Express Co.	132	47,616
Capital One Financial Corp.	149	32,779
SoFi Technologies Inc.(a)	247	7,331
Synchrony Financial	98	7,289
		95,015
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	126	114,843
Dollar General Corp.	60	5,920
Dollar Tree Inc.(a)	54	5,352
Kroger Co. (The)	167	10,626
Sysco Corp.	126	9,359
Target Corp.	126	11,683
Walmart Inc.	1,255	126,981
		284,764
Diversified Telecommunication Services — 0.4%
AT&T Inc.	2,858	70,735
Verizon Communications Inc.	1,686	67,002
		137,737
Electric Utilities — 1.8%
Alliant Energy Corp.	175	11,693
American Electric Power Co. Inc.	333	40,046
Constellation Energy Corp.	194	73,138
Duke Energy Corp.	487	60,534
Edison International	236	13,070
Entergy Corp.	275	26,425
Evergy Inc.	150	11,521
Eversource Energy	230	16,976
Exelon Corp.	632	29,148
FirstEnergy Corp.	376	17,232
NextEra Energy Inc.	1,277	103,948
NRG Energy Inc.	124	21,311
PG&E Corp.	1,359	21,690
PPL Corp.	469	17,128
Southern Co. (The)	696	65,452
Xcel Energy Inc.	364	29,546
		558,858
Electrical Equipment — 0.1%
AMETEK Inc.	22	4,447
Eaton Corp. PLC	34	12,973
Emerson Electric Co.	49	6,839
GE Vernova Inc.	23	13,458
Rockwell Automation Inc.	9	3,315
Vertiv Holdings Co., Class A	30	5,786
		46,818
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	556	77,473
CDW Corp.	57	9,084
Corning Inc.	380	33,850
Jabil Inc.	48	10,603
Keysight Technologies Inc.(a)	79	14,454
TE Connectivity PLC, NVS	138	34,087
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies Inc.(a)	21	$11,063
Trimble Inc.(a)	111	8,852
Zebra Technologies Corp., Class A(a)	22	5,924
		205,390
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	806	39,019
Halliburton Co.	655	17,580
Schlumberger NV	1,190	42,911
		99,510
Entertainment — 2.3%
Electronic Arts Inc.	181	36,211
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	150	14,978
Live Nation Entertainment Inc.(a)	114	17,047
Netflix Inc.(a)	328	366,986
ROBLOX Corp., Class A(a)	439	49,923
Take-Two Interactive Software Inc.(a)	146	37,430
Walt Disney Co. (The)	1,394	156,992
Warner Bros Discovery Inc.(a)	1,794	40,275
		719,842
Financial Services — 3.3%
Affirm Holdings Inc.(a)	132	9,488
Apollo Global Management Inc.	213	26,478
Berkshire Hathaway Inc., Class B(a)	699	333,801
Block Inc.(a)	288	21,871
Corpay Inc.(a)	32	8,331
Fidelity National Information Services Inc.	277	17,318
Fiserv Inc.(a)	289	19,274
Global Payments Inc.	116	9,020
Jack Henry & Associates Inc.	62	9,234
Mastercard Inc., Class A	443	244,532
PayPal Holdings Inc.(a)	484	33,527
Rocket Companies Inc., Class A	461	7,680
Toast Inc., Class A(a)	216	7,806
Visa Inc., Class A	891	303,599
		1,051,959
Gas Utilities — 0.0%
Atmos Energy Corp.	24	4,121
Ground Transportation — 1.2%
CSX Corp.	1,398	50,356
JB Hunt Transport Services Inc.	61	10,300
Norfolk Southern Corp.	168	47,608
Old Dominion Freight Line Inc.	142	19,940
Uber Technologies Inc.(a)	1,442	139,153
U-Haul Holding Co., NVS	93	4,510
Union Pacific Corp.	441	97,183
		369,050
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	217	26,826
Becton Dickinson & Co.	36	6,434
Boston Scientific Corp.(a)	179	18,029
Cooper Companies Inc. (The)(a)	23	1,608
Dexcom Inc.(a)	45	2,620
Edwards Lifesciences Corp.(a)	70	5,771
GE HealthCare Technologies Inc., NVS(a)	56	4,197
Hologic Inc.(a)	29	2,143
IDEXX Laboratories Inc.(a)	9	5,666
Insulet Corp.(a)	7	2,191
Intuitive Surgical Inc.(a)	43	22,974
Medtronic PLC	169	15,328
ResMed Inc.	18	4,444

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
STERIS PLC	13	$3,064
Stryker Corp.	42	14,962
Zimmer Biomet Holdings Inc.	23	2,313
		138,570
Health Care Providers & Services — 1.6%
Cardinal Health Inc.	126	24,037
Cencora Inc.	98	33,105
Centene Corp.(a)	267	9,444
Cigna Group (The)	144	35,195
CVS Health Corp.	668	52,204
DaVita Inc.(a)	17	2,023
Elevance Health Inc.	119	37,747
HCA Healthcare Inc.	97	44,589
Humana Inc.	65	18,082
Labcorp Holdings Inc.	45	11,428
McKesson Corp.	67	54,360
Molina Healthcare Inc.(a)	29	4,439
Quest Diagnostics Inc.	60	10,557
UnitedHealth Group Inc.	492	168,048
Universal Health Services Inc., Class B	29	6,293
		511,551
Health Care REITs — 1.1%
Alexandria Real Estate Equities Inc.	326	18,980
Healthpeak Properties Inc.	1,525	27,374
Ventas Inc.	942	69,510
Welltower Inc.	1,364	246,938
		362,802
Health Care Technology — 0.5%
Veeva Systems Inc., Class A(a)	560	163,072
Hotels, Restaurants & Leisure — 2.1%
Airbnb Inc., Class A(a)	269	34,039
Booking Holdings Inc.	20	101,555
Carnival Corp.(a)	614	17,702
Chipotle Mexican Grill Inc., Class A(a)	833	26,398
Darden Restaurants Inc.	75	13,511
Domino's Pizza Inc.	19	7,571
DoorDash Inc., Class A(a)	221	56,216
DraftKings Inc., Class A (a)	258	7,892
Expedia Group Inc.	71	15,620
Flutter Entertainment PLC, Class DI(a)	110	25,585
Hilton Worldwide Holdings Inc.	148	38,030
Hyatt Hotels Corp., Class A	28	3,847
Las Vegas Sands Corp.	211	12,523
Marriott International Inc./MD, Class A	144	37,523
McDonald's Corp.	447	133,398
Royal Caribbean Cruises Ltd.	157	45,032
Starbucks Corp.	702	56,771
Yum! Brands Inc.	171	23,634
		656,847
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	192	36,154
Industrial Conglomerates — 0.6%
3M Co.	483	80,420
Honeywell International Inc.	576	115,966
		196,386
Industrial REITs — 0.0%
Prologis Inc.	74	9,183
Insurance — 2.3%
Aflac Inc.	409	43,841
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	189	$36,197
American Financial Group Inc./OH	53	6,979
American International Group Inc.	424	33,479
Aon PLC, Class A	145	49,399
Arch Capital Group Ltd.	257	22,182
Arthur J Gallagher & Co.	183	45,657
Brown & Brown Inc.	206	16,426
Chubb Ltd.	276	76,435
Cincinnati Financial Corp.	118	18,242
Erie Indemnity Co., Class A, NVS	20	5,853
Everest Group Ltd.	29	9,121
Fidelity National Financial Inc.	130	7,181
Hartford Insurance Group Inc. (The)	203	25,208
Loews Corp.	108	10,752
Markel Group Inc.(a)	9	17,771
Marsh & McLennan Companies Inc.	356	63,421
MetLife Inc.	441	35,201
Principal Financial Group Inc.	115	9,665
Progressive Corp. (The)	416	85,696
Prudential Financial Inc.	189	19,656
Travelers Companies Inc. (The)	163	43,785
W R Berkley Corp.	218	15,552
Willis Towers Watson PLC	68	21,291
		718,990
Interactive Media & Services — 9.3%
Alphabet Inc., Class A	3,825	1,075,552
Alphabet Inc., Class C, NVS	3,229	909,997
Meta Platforms Inc., Class A	1,426	924,547
Pinterest Inc., Class A(a)	390	12,909
Reddit Inc., Class A(a)	68	14,208
Snap Inc., Class A, NVS(a)	646	5,039
		2,942,252
IT Services — 1.1%
Accenture PLC, Class A	281	70,278
Akamai Technologies Inc.(a)	76	5,708
Cloudflare Inc., Class A(a)	134	33,942
Cognizant Technology Solutions Corp., Class A	251	18,293
Gartner Inc.(a)	35	8,692
GoDaddy Inc., Class A(a)	55	7,322
International Business Machines Corp.	412	126,653
MongoDB Inc., Class A(a)	36	12,953
Okta Inc.(a)	60	5,492
Snowflake Inc.(a)	140	38,483
Twilio Inc., Class A(a)	54	7,284
VeriSign Inc.	34	8,153
		343,253
Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	70	10,245
Danaher Corp.	154	33,168
Illumina Inc.(a)	29	3,583
IQVIA Holdings Inc.(a)	40	8,658
Mettler-Toledo International Inc.(a)	3	4,249
Revvity Inc.	22	2,059
Thermo Fisher Scientific Inc.	89	50,498
Waters Corp.(a)	10	3,496
West Pharmaceutical Services Inc.	12	3,385
		119,341
Machinery — 1.0%
Caterpillar Inc.	167	96,402
CNH Industrial NV	356	3,734
Cummins Inc.	49	21,446

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Deere & Co.	91	$42,008
Dover Corp.	48	8,710
Fortive Corp.	117	5,890
Graco Inc.	63	5,152
IDEX Corp.	27	4,629
Illinois Tool Works Inc.	99	24,148
Ingersoll Rand Inc.	147	11,221
Nordson Corp.	17	3,943
Otis Worldwide Corp.	141	13,079
PACCAR Inc.	189	18,598
Parker-Hannifin Corp.	45	34,777
Pentair PLC	59	6,275
Snap-on Inc.	19	6,376
Westinghouse Air Brake Technologies Corp.	61	12,471
Xylem Inc./New York	87	13,124
		331,983
Media — 0.6%
Charter Communications Inc., Class A(a)(b)	84	19,643
Comcast Corp., Class A	3,536	98,424
Fox Corp., Class A, NVS	202	13,059
Fox Corp., Class B	139	8,119
News Corp., Class A, NVS	345	9,142
Omnicom Group Inc.	188	14,104
Trade Desk Inc. (The), Class A(a)	431	21,671
		184,162
Metals & Mining — 1.2%
Agnico Eagle Mines Ltd.	374	60,143
Alamos Gold Inc., Class A(b)	1,850	56,961
Freeport-McMoRan Inc.	515	21,475
Kinross Gold Corp.(b)	2,466	57,310
Newmont Corp.	1,109	89,796
Nucor Corp.	83	12,454
Pan American Silver Corp.	1,576	55,491
Reliance Inc.	18	5,084
Steel Dynamics Inc.	50	7,840
		366,554
Multi-Utilities — 0.3%
Ameren Corp.	87	8,876
CenterPoint Energy Inc.	202	7,724
CMS Energy Corp.	91	6,693
Consolidated Edison Inc.	114	11,105
Dominion Energy Inc.	289	16,961
DTE Energy Co.	68	9,217
NiSource Inc.	129	5,432
Public Service Enterprise Group Inc.	164	13,212
Sempra	206	18,940
WEC Energy Group Inc.	110	12,290
		110,450
Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy Inc.	163	34,556
Chevron Corp.	1,423	224,436
ConocoPhillips	922	81,929
Coterra Energy Inc.	548	12,966
Devon Energy Corp.	436	14,166
Diamondback Energy Inc.	141	20,190
EOG Resources Inc.	399	42,230
EQT Corp.	444	23,789
Expand Energy Corp.	172	17,769
Exxon Mobil Corp.	3,120	356,803
Kinder Morgan Inc.	1,509	39,521
Marathon Petroleum Corp.	220	42,880
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	546	$22,495
ONEOK Inc.	453	30,351
Phillips 66	292	39,753
Targa Resources Corp.	157	24,184
Texas Pacific Land Corp.	15	14,151
Valero Energy Corp.	234	39,677
Williams Companies Inc. (The)	882	51,041
		1,132,887
Passenger Airlines — 0.1%
Delta Air Lines Inc.	251	14,402
United Airlines Holdings Inc.(a)	115	10,815
		25,217
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	1,340	61,734
Eli Lilly & Co.	531	458,179
Johnson & Johnson	1,599	302,003
Merck & Co. Inc.	1,665	143,157
Pfizer Inc.	3,764	92,782
Royalty Pharma PLC, Class A	241	9,047
Zoetis Inc.	294	42,362
		1,109,264
Professional Services — 1.3%
Automatic Data Processing Inc.	386	100,476
Booz Allen Hamilton Holding Corp., Class A	186	16,212
Broadridge Financial Solutions Inc.	175	38,570
Equifax Inc.	175	36,942
Jacobs Solutions Inc., NVS	177	27,578
Leidos Holdings Inc.	170	32,380
Paychex Inc.	468	54,770
Paycom Software Inc.	77	14,406
SS&C Technologies Holdings Inc.	353	29,977
TransUnion	269	21,837
Verisk Analytics Inc., Class A	193	42,221
		415,369
Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	656	99,994
CoStar Group Inc.(a)	931	64,062
Zillow Group Inc., Class C, NVS(a)	365	27,368
		191,424
Residential REITs — 0.7%
American Homes 4 Rent, Class A	455	14,378
AvalonBay Communities Inc.	194	33,741
Camden Property Trust	147	14,624
Equity LifeStyle Properties Inc.	247	15,079
Equity Residential	496	29,482
Essex Property Trust Inc.	86	21,652
Invitation Homes Inc.	815	22,942
Mid-America Apartment Communities Inc.	159	20,389
Sun Communities Inc.	173	21,902
UDR Inc.	447	15,059
		209,248
Semiconductors & Semiconductor Equipment — 15.2%
Advanced Micro Devices Inc.(a)	889	227,691
Analog Devices Inc.	273	63,917
Applied Materials Inc.	441	102,797
Broadcom Inc.	2,450	905,593
Entegris Inc.	69	6,318
First Solar Inc.(a)	55	14,682
Intel Corp.(a)	2,394	95,736
KLA Corp.	74	89,447

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	702	$110,537
Marvell Technology Inc.	477	44,714
Microchip Technology Inc.	298	18,601
Micron Technology Inc.	614	137,395
Monolithic Power Systems Inc.	26	26,130
Nvidia Corp.	13,374	2,708,101
NXP Semiconductors NV	138	28,859
ON Semiconductor Corp.(a)	232	11,619
Qualcomm Inc.	595	107,635
Teradyne Inc.	92	16,722
Texas Instruments Inc.	499	80,569
		4,797,063
Software — 11.3%
Adobe Inc.(a)	232	78,952
AppLovin Corp., Class A(a)	125	79,666
Atlassian Corp., Class A(a)	88	14,909
Autodesk Inc.(a)	121	36,462
Bentley Systems Inc., Class B	91	4,626
Cadence Design Systems Inc.(a)	153	51,820
Crowdstrike Holdings Inc., Class A(a)	137	74,392
Datadog Inc., Class A(a)	156	25,398
DocuSign Inc., Class A(a)	97	7,095
Dynatrace Inc.(a)	151	7,636
Fair Isaac Corp.(a)	13	21,574
Fortinet Inc.(a)	350	30,251
Gen Digital Inc.	307	8,093
HubSpot Inc.(a)	28	13,774
Intuit Inc.	153	102,135
Microsoft Corp.	3,835	1,985,801
Nutanix Inc., Class A(a)	132	9,404
Oracle Corp.	920	241,601
Palantir Technologies Inc., Class A(a)	1,229	246,378
Palo Alto Networks Inc.(a)	364	80,167
PTC Inc.(a)	69	13,699
Roper Technologies Inc.	65	29,000
Salesforce Inc.	524	136,455
Samsara Inc., Class A(a)	137	5,503
ServiceNow Inc.(a)	113	103,879
Strategy Inc., Class A(a)(b)	146	39,348
Synopsys Inc.(a)	103	46,743
Tyler Technologies Inc.(a)	23	10,954
Workday Inc., Class A(a)	122	29,270
Zoom Video Communications Inc., Class A(a)	129	11,253
Zscaler Inc.(a)	52	17,219
		3,563,457
Specialized REITs — 1.3%
American Tower Corp.	446	79,825
Crown Castle Inc.	418	37,712
Digital Realty Trust Inc.	320	54,531
Equinix Inc.	93	78,679
Extra Space Storage Inc.	190	25,373
Gaming and Leisure Properties Inc.	195	8,709
Iron Mountain Inc.	277	28,517
Public Storage	142	39,555
SBA Communications Corp., Class A	98	18,765
VICI Properties Inc., Class A	895	26,841
Weyerhaeuser Co.	639	14,697
		413,204
Security	Shares	Value
Specialty Retail — 1.3%
AutoZone Inc.(a)	6	$22,047
Best Buy Co. Inc.	91	7,475
Burlington Stores Inc.(a)	23	6,292
Carvana Co., Class A(a)	46	14,101
Dick's Sporting Goods Inc.	20	4,429
Home Depot Inc. (The)	399	151,456
Lowe's Companies Inc.	225	53,579
O'Reilly Automotive Inc.(a)	341	32,204
Ross Stores Inc.	134	21,295
TJX Companies Inc. (The)	456	63,904
Tractor Supply Co.	208	11,255
Ulta Beauty Inc.(a)	17	8,838
Williams-Sonoma Inc.	46	8,940
		405,815
Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	8,204	2,218,116
Dell Technologies Inc., Class C	186	30,134
Hewlett Packard Enterprise Co.	736	17,973
HP Inc.	530	14,665
NetApp Inc.	121	14,251
Pure Storage Inc., Class A(a)	185	18,260
Seagate Technology Holdings PLC	116	29,682
Super Micro Computer Inc.(a)	300	15,588
Western Digital Corp.	201	30,192
		2,388,861
Textiles, Apparel & Luxury Goods — 0.0%
Nike Inc., Class B	40	2,584
Water Utilities — 0.0%
American Water Works Co. Inc.	35	4,495
Wireless Telecommunication Services — 1.4%
T-Mobile U.S. Inc.	2,070	434,804
Total Long-Term Investments — 99.6% (Cost: $25,923,913)		31,497,656
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	164,513	164,595
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	130,000	130,000
Total Short-Term Securities — 0.9% (Cost: $294,590)		294,595
Total Investments — 100.5% (Cost: $26,218,503)		31,792,251
Liabilities in Excess of Other Assets — (0.5)%		(159,555)
Net Assets — 100.0%		$31,632,696

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Industry Rotation Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$968,934	$—	$(804,400)(a)	$57	$4	$164,595	164,513	$111 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	70,000 (a)	—	—	—	130,000	130,000	1,114	—
				$57	$4	$294,595		$1,225	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,497,656	$—	$—	$31,497,656
Short-Term Securities
Money Market Funds	294,595	—	—	294,595
	$31,792,251	$—	$—	$31,792,251

Portfolio Abbreviation
NVS	Non-Voting Shares